Consolidated Statements of Changes in Shareholders' Deficiency (Parenthetical)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
Class of Stock [Line Items]
Shares issued price per share | (per share)	$ 0.11	$ 0.15	$ 0.24	$ 0.30
Debt settlement, per share price | (per share)	$ 0.32	0.40	$ 0.45	0.57
Contractor Shares [Member]
Class of Stock [Line Items]
Shares issued price per share		$ 0.15		0.30
Non-brokered Shares [Member]
Class of Stock [Line Items]
Shares issued price per share				$ 0.30